Equity - Non controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
At the beginning of the year	$ 303,877
Redemption of preferred shares	(182,336)
Other comprehensive (loss) / income
Currency translation	91,105	$ 137,719	$ (31,986)
Remeasurement of defined benefit obligation	859	28	(188)
Other comprehensive income	92,007	138,722	(33,293)
Changes in non-controlling interest
Changes in non-controlling interest	(11,382)	(1,919)	58
Non-controlling interest at the end of the year	146,274	303,877
Non-controlling interests
EQUITY
At the beginning of the year	303,877	315,876	434,725
Shareholder contributions	24,170	11,475	0
Loss for the year	(2,531)	(63,221)	(108,840)
Redemption of preferred shares	(182,336)
Other comprehensive (loss) / income
Currency translation	20,646	43,071	(7,934)
Remeasurement of defined benefit obligation	616	69	(138)
Reserve for income tax	(104)	(41)	32
Other comprehensive income	21,158	43,099	(8,040)
Changes in non-controlling interest
Changes in the participations -acquisitions	(6,682)	(991)	(1,968)
Dividends paid	(11,382)	(2,361)	(1)
Changes in non-controlling interest	(18,064)	(3,352)	(1,969)
Non-controlling interest at the end of the year	$ 146,274	$ 303,877	$ 315,876